Current and deferred taxes on income - Tax effects relating to components of other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax effects relating to components of other comprehensive income (loss)
Operating cash flow hedge accounting, Before tax	$ 16,675	$ (25,081)
Operating cash flow hedge accounting, (Charge) credit	(4,119)	8,825
Operating cash flow hedge accounting, After tax	$ 12,556	$ (16,256)	$ 5,832